Average Annual Total Returns - Great-West Core Strategies Short Duration Bond Fund	Institutional OneYear	Institutional SinceInception	Institutional InceptionDate	Institutional Return After Taxes on Distributions OneYear	Institutional Return After Taxes on Distributions SinceInception	Institutional Return After Taxes on Distributions and Sale of Fund Shares OneYear	Institutional Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Institutional Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	L OneYear	L SinceInception	L InceptionDate	L Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	L Bloomberg Barclays 1-3 Year Credit Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	3.43%	3.87%	Jun. 25, 2018	(7.38%)	(1.15%)	(7.38%)	(1.15%)	3.69%	4.10%	2.82%	3.42%	Sep. 10, 2018	3.69%	4.20%